Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial Instruments
Derivative financial instruments, current assets	$ 452	$ 6,222
Derivative financial instruments, non-current assets		8,966
Derivative financial assets	452	15,188
Derivative financial instruments, current liability	3,783	2,091
Derivative financial instruments, non-current liability	46,062	10,001
Derivative financial liabilities	49,845	12,092
Financial assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial assets	452	15,188
Financial liabilities designated and effective as hedging instruments carried at fair value | Cross currency swaps
Financial Instruments
Derivative financial liabilities	1,987	1,429
Financial liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Financial Instruments
Derivative financial liabilities	47,165	9,196
Financial liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Financial Instruments
Derivative financial liabilities	$ 693	$ 1,467